Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	THE ARBITRAGE FUNDS
Entity Central Index Key	0001105076
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000092484
Shareholder Report [Line Items]
Fund Name	Water Island Event-Driven Fund
Class Name	Class R
Trading Symbol	AEDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Water Island Event-Driven Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.arbitragefunds.com/water-island-event-driven. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Website	www.arbitragefunds.com/water-island-event-driven
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$178	1.72%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Returns were sourced predominantly from the Fund’s merger arbitrage sleeve, which notably included several high-profile deals that experienced favorable outcomes despite regulatory challenges. Most of the Fund’s performance was generated by investments in US-based catalysts. Information technology and health care were the top performing sectors, while consumer discretionary and materials detracted the most from returns. Top contributors included the acquisition of VMware by Broadcom, Microsoft’s acquisition of Activision Blizzard, and the acquisition of Horizon Therapeutics by Amgen. Top detractors included the merger of Capri Holdings and Tapestry, the acquisition of United States Steel by Nippon Steel, and the failed acquisition of PNM Resources by Avangrid.

Line Graph [Table Text Block]
	Class R $11,893	S&P 500® Index $33,028	ICE BofA U.S. 3-Month Treasury Bill Index $11,572	Bloomberg U.S. Aggregate Bond Index $11,329
5/31/2014	$10,000	$10,000	$10,000	$10,000
6/30/2014	$10,107	$10,207	$10,000	$10,005
7/31/2014	$10,000	$10,066	$10,001	$9,980
8/31/2014	$10,029	$10,469	$10,001	$10,090
9/30/2014	$9,883	$10,322	$10,001	$10,022
10/31/2014	$9,757	$10,574	$10,002	$10,120
11/30/2014	$9,738	$10,858	$10,002	$10,192
12/31/2014	$9,668	$10,831	$10,002	$10,202
1/31/2015	$9,678	$10,506	$10,002	$10,415
2/28/2015	$9,748	$11,109	$10,002	$10,318
3/31/2015	$9,688	$10,934	$10,002	$10,365
4/30/2015	$9,748	$11,039	$10,002	$10,328
5/31/2015	$9,688	$11,181	$10,002	$10,303
6/30/2015	$9,469	$10,964	$10,003	$10,191
7/31/2015	$9,360	$11,194	$10,002	$10,262
8/31/2015	$9,250	$10,519	$10,004	$10,247
9/30/2015	$8,912	$10,258	$10,004	$10,316
10/31/2015	$8,962	$11,124	$10,003	$10,318
11/30/2015	$8,872	$11,157	$10,004	$10,291
12/31/2015	$8,865	$10,981	$10,007	$10,258
1/31/2016	$8,876	$10,436	$10,007	$10,399
2/29/2016	$8,967	$10,422	$10,010	$10,473
3/31/2016	$9,059	$11,129	$10,015	$10,569
4/30/2016	$9,079	$11,172	$10,017	$10,609
5/31/2016	$9,151	$11,372	$10,018	$10,612
6/30/2016	$9,140	$11,402	$10,022	$10,803
7/31/2016	$9,202	$11,822	$10,025	$10,871
8/31/2016	$9,242	$11,839	$10,026	$10,859
9/30/2016	$9,293	$11,841	$10,031	$10,852
10/31/2016	$9,171	$11,625	$10,034	$10,769
11/30/2016	$9,263	$12,056	$10,036	$10,514
12/31/2016	$9,314	$12,294	$10,040	$10,529
1/31/2017	$9,324	$12,527	$10,044	$10,550
2/28/2017	$9,365	$13,025	$10,048	$10,621
3/31/2017	$9,395	$13,040	$10,050	$10,615
4/30/2017	$9,446	$13,174	$10,057	$10,697
5/31/2017	$9,517	$13,359	$10,062	$10,779
6/30/2017	$9,548	$13,442	$10,070	$10,769
7/31/2017	$9,528	$13,719	$10,079	$10,815
8/31/2017	$9,579	$13,761	$10,088	$10,912
9/30/2017	$9,599	$14,045	$10,097	$10,860
10/31/2017	$9,650	$14,372	$10,106	$10,866
11/30/2017	$9,528	$14,813	$10,115	$10,852
12/31/2017	$9,656	$14,978	$10,125	$10,902
1/31/2018	$9,738	$15,836	$10,138	$10,777
2/28/2018	$9,789	$15,252	$10,147	$10,674
3/31/2018	$9,656	$14,864	$10,161	$10,743
4/30/2018	$9,585	$14,921	$10,175	$10,663
5/31/2018	$9,666	$15,281	$10,191	$10,739
6/30/2018	$9,717	$15,375	$10,207	$10,726
7/31/2018	$9,646	$15,947	$10,224	$10,728
8/31/2018	$9,676	$16,466	$10,242	$10,797
9/30/2018	$9,697	$16,560	$10,257	$10,728
10/31/2018	$9,574	$15,428	$10,276	$10,643
11/30/2018	$9,676	$15,743	$10,297	$10,707
12/31/2018	$9,624	$14,321	$10,316	$10,903
1/31/2019	$9,748	$15,469	$10,336	$11,019
2/28/2019	$9,769	$15,966	$10,354	$11,013
3/31/2019	$9,790	$16,276	$10,377	$11,224
4/30/2019	$9,966	$16,935	$10,397	$11,227
5/31/2019	$9,821	$15,859	$10,421	$11,426
6/30/2019	$9,831	$16,976	$10,443	$11,570
7/31/2019	$9,904	$17,220	$10,463	$11,595
8/31/2019	$9,893	$16,948	$10,484	$11,896
9/30/2019	$9,872	$17,265	$10,503	$11,833
10/31/2019	$9,914	$17,639	$10,523	$11,868
11/30/2019	$9,976	$18,279	$10,536	$11,862
12/31/2019	$10,058	$18,831	$10,551	$11,854
1/31/2020	$10,089	$18,823	$10,565	$12,082
2/29/2020	$10,037	$17,274	$10,581	$12,299
3/31/2020	$9,767	$15,140	$10,611	$12,227
4/30/2020	$10,276	$17,081	$10,612	$12,444
5/31/2020	$10,360	$17,895	$10,612	$12,502
6/30/2020	$10,391	$18,250	$10,614	$12,581
7/31/2020	$10,463	$19,279	$10,616	$12,769
8/31/2020	$10,619	$20,665	$10,617	$12,666
9/30/2020	$10,692	$19,880	$10,618	$12,659
10/31/2020	$10,744	$19,351	$10,619	$12,602
11/30/2020	$11,014	$21,470	$10,620	$12,726
12/31/2020	$11,367	$22,295	$10,621	$12,744
1/31/2021	$11,513	$22,070	$10,622	$12,652
2/28/2021	$11,586	$22,679	$10,623	$12,470
3/31/2021	$11,638	$23,672	$10,624	$12,314
4/30/2021	$11,752	$24,935	$10,624	$12,411
5/31/2021	$11,825	$25,109	$10,624	$12,452
6/30/2021	$11,710	$25,696	$10,624	$12,539
7/31/2021	$11,388	$26,306	$10,624	$12,679
8/31/2021	$11,471	$27,106	$10,625	$12,655
9/30/2021	$11,523	$25,845	$10,625	$12,546
10/31/2021	$11,586	$27,656	$10,625	$12,542
11/30/2021	$11,347	$27,464	$10,626	$12,579
12/31/2021	$11,471	$28,695	$10,627	$12,547
1/31/2022	$11,347	$27,210	$10,626	$12,277
2/28/2022	$11,367	$26,395	$10,627	$12,140
3/31/2022	$11,451	$27,375	$10,631	$11,803
4/30/2022	$11,357	$24,988	$10,632	$11,355
5/31/2022	$11,264	$25,034	$10,639	$11,428
6/30/2022	$11,056	$22,968	$10,642	$11,249
7/31/2022	$11,253	$25,085	$10,647	$11,523
8/31/2022	$11,295	$24,062	$10,664	$11,198
9/30/2022	$11,222	$21,846	$10,691	$10,714
10/31/2022	$11,430	$23,615	$10,708	$10,575
11/30/2022	$11,336	$24,935	$10,742	$10,964
12/31/2022	$11,378	$23,498	$10,781	$10,915
1/31/2023	$11,399	$24,975	$10,815	$11,251
2/28/2023	$11,388	$24,365	$10,850	$10,960
3/31/2023	$11,419	$25,260	$10,897	$11,238
4/30/2023	$11,430	$25,654	$10,931	$11,306
5/31/2023	$11,139	$25,766	$10,974	$11,183
6/30/2023	$11,316	$27,468	$11,024	$11,143
7/31/2023	$11,503	$28,350	$11,068	$11,135
8/31/2023	$11,627	$27,899	$11,118	$11,064
9/30/2023	$11,658	$26,569	$11,169	$10,783
10/31/2023	$11,575	$26,010	$11,219	$10,613
11/30/2023	$11,866	$28,386	$11,269	$11,094
12/31/2023	$12,018	$29,675	$11,322	$11,518
1/31/2024	$11,935	$30,174	$11,370	$11,487
2/29/2024	$11,935	$31,785	$11,417	$11,324
3/31/2024	$12,018	$32,808	$11,468	$11,429
4/30/2024	$11,851	$31,468	$11,517	$11,140
5/31/2024	$11,893	$33,028	$11,572	$11,329

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	6.77%	3.90%	1.75%
S&P 500® Index	28.19%	15.80%	12.69%
ICE BofA U.S. 3-Month Treasury Bill Index	5.45%	2.12%	1.47%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%

AssetsNet	$ 80,324,009
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 1,181,245
InvestmentCompanyPortfolioTurnover	305.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$80,324,009
Number of Portfolio Holdings	125
Total Advisory Fees Paid	$1,181,245
Portfolio Turnover Rate	305%

Holdings [Text Block]

Sector Weighting (%)

Value	Value
Consumer, Non-cyclical	34.50%
Technology	16.88%
Energy	16.28%
Consumer, Cyclical	10.24%
Telecommunication Services	10.17%
Financials	6.33%
Materials	3.18%
Utilities	1.22%
Industrials	1.20%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund since May 31, 2023.
C000127229
Shareholder Report [Line Items]
Fund Name	Water Island Event-Driven Fund
Class Name	Class A
Trading Symbol	AGEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Water Island Event-Driven Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.arbitragefunds.com/water-island-event-driven. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Website	www.arbitragefunds.com/water-island-event-driven
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$178	1.72%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Returns were sourced predominantly from the Fund’s merger arbitrage sleeve, which notably included several high-profile deals that experienced favorable outcomes despite regulatory challenges. Most of the Fund’s performance was generated by investments in US-based catalysts. Information technology and health care were the top performing sectors, while consumer discretionary and materials detracted the most from returns. Top contributors included the acquisition of VMware by Broadcom, Microsoft’s acquisition of Activision Blizzard, and the acquisition of Horizon Therapeutics by Amgen. Top detractors included the merger of Capri Holdings and Tapestry, the acquisition of United States Steel by Nippon Steel, and the failed acquisition of PNM Resources by Avangrid.

Line Graph [Table Text Block]
	Class A $11,497	S&P 500® Index $33,028	ICE BofA U.S. 3-Month Treasury Bill Index $11,572	Bloomberg U.S. Aggregate Bond Index $11,329
5/31/2014	$9,671	$10,000	$10,000	$10,000
6/30/2014	$9,775	$10,207	$10,000	$10,005
7/31/2014	$9,662	$10,066	$10,001	$9,980
8/31/2014	$9,690	$10,469	$10,001	$10,090
9/30/2014	$9,549	$10,322	$10,001	$10,022
10/31/2014	$9,437	$10,574	$10,002	$10,120
11/30/2014	$9,418	$10,858	$10,002	$10,192
12/31/2014	$9,341	$10,831	$10,002	$10,202
1/31/2015	$9,350	$10,506	$10,002	$10,415
2/28/2015	$9,427	$11,109	$10,002	$10,318
3/31/2015	$9,360	$10,934	$10,002	$10,365
4/30/2015	$9,418	$11,039	$10,002	$10,328
5/31/2015	$9,360	$11,181	$10,002	$10,303
6/30/2015	$9,148	$10,964	$10,003	$10,191
7/31/2015	$9,052	$11,194	$10,002	$10,262
8/31/2015	$8,946	$10,519	$10,004	$10,247
9/30/2015	$8,610	$10,258	$10,004	$10,316
10/31/2015	$8,658	$11,124	$10,003	$10,318
11/30/2015	$8,571	$11,157	$10,004	$10,291
12/31/2015	$8,566	$10,981	$10,007	$10,258
1/31/2016	$8,576	$10,436	$10,007	$10,399
2/29/2016	$8,665	$10,422	$10,010	$10,473
3/31/2016	$8,753	$11,129	$10,015	$10,569
4/30/2016	$8,773	$11,172	$10,017	$10,609
5/31/2016	$8,842	$11,372	$10,018	$10,612
6/30/2016	$8,832	$11,402	$10,022	$10,803
7/31/2016	$8,891	$11,822	$10,025	$10,871
8/31/2016	$8,930	$11,839	$10,026	$10,859
9/30/2016	$8,980	$11,841	$10,031	$10,852
10/31/2016	$8,862	$11,625	$10,034	$10,769
11/30/2016	$8,950	$12,056	$10,036	$10,514
12/31/2016	$9,009	$12,294	$10,040	$10,529
1/31/2017	$9,019	$12,527	$10,044	$10,550
2/28/2017	$9,058	$13,025	$10,048	$10,621
3/31/2017	$9,078	$13,040	$10,050	$10,615
4/30/2017	$9,127	$13,174	$10,057	$10,697
5/31/2017	$9,206	$13,359	$10,062	$10,779
6/30/2017	$9,236	$13,442	$10,070	$10,769
7/31/2017	$9,216	$13,719	$10,079	$10,815
8/31/2017	$9,265	$13,761	$10,088	$10,912
9/30/2017	$9,285	$14,045	$10,097	$10,860
10/31/2017	$9,334	$14,372	$10,106	$10,866
11/30/2017	$9,216	$14,813	$10,115	$10,852
12/31/2017	$9,333	$14,978	$10,125	$10,902
1/31/2018	$9,422	$15,836	$10,138	$10,777
2/28/2018	$9,462	$15,252	$10,147	$10,674
3/31/2018	$9,333	$14,864	$10,161	$10,743
4/30/2018	$9,274	$14,921	$10,175	$10,663
5/31/2018	$9,343	$15,281	$10,191	$10,739
6/30/2018	$9,402	$15,375	$10,207	$10,726
7/31/2018	$9,333	$15,947	$10,224	$10,728
8/31/2018	$9,353	$16,466	$10,242	$10,797
9/30/2018	$9,373	$16,560	$10,257	$10,728
10/31/2018	$9,264	$15,428	$10,276	$10,643
11/30/2018	$9,353	$15,743	$10,297	$10,707
12/31/2018	$9,308	$14,321	$10,316	$10,903
1/31/2019	$9,428	$15,469	$10,336	$11,019
2/28/2019	$9,449	$15,966	$10,354	$11,013
3/31/2019	$9,469	$16,276	$10,377	$11,224
4/30/2019	$9,629	$16,935	$10,397	$11,227
5/31/2019	$9,489	$15,859	$10,421	$11,426
6/30/2019	$9,499	$16,976	$10,443	$11,570
7/31/2019	$9,569	$17,220	$10,463	$11,595
8/31/2019	$9,569	$16,948	$10,484	$11,896
9/30/2019	$9,549	$17,265	$10,503	$11,833
10/31/2019	$9,589	$17,639	$10,523	$11,868
11/30/2019	$9,639	$18,279	$10,536	$11,862
12/31/2019	$9,720	$18,831	$10,551	$11,854
1/31/2020	$9,750	$18,823	$10,565	$12,082
2/29/2020	$9,700	$17,274	$10,581	$12,299
3/31/2020	$9,439	$15,140	$10,611	$12,227
4/30/2020	$9,941	$17,081	$10,612	$12,444
5/31/2020	$10,022	$17,895	$10,612	$12,502
6/30/2020	$10,042	$18,250	$10,614	$12,581
7/31/2020	$10,122	$19,279	$10,616	$12,769
8/31/2020	$10,273	$20,665	$10,617	$12,666
9/30/2020	$10,343	$19,880	$10,618	$12,659
10/31/2020	$10,394	$19,351	$10,619	$12,602
11/30/2020	$10,655	$21,470	$10,620	$12,726
12/31/2020	$10,992	$22,295	$10,621	$12,744
1/31/2021	$11,132	$22,070	$10,622	$12,652
2/28/2021	$11,203	$22,679	$10,623	$12,470
3/31/2021	$11,253	$23,672	$10,624	$12,314
4/30/2021	$11,374	$24,935	$10,624	$12,411
5/31/2021	$11,444	$25,109	$10,624	$12,452
6/30/2021	$11,334	$25,696	$10,624	$12,539
7/31/2021	$11,012	$26,306	$10,624	$12,679
8/31/2021	$11,092	$27,106	$10,625	$12,655
9/30/2021	$11,153	$25,845	$10,625	$12,546
10/31/2021	$11,213	$27,656	$10,625	$12,542
11/30/2021	$10,971	$27,464	$10,626	$12,579
12/31/2021	$11,102	$28,695	$10,627	$12,547
1/31/2022	$10,971	$27,210	$10,626	$12,277
2/28/2022	$10,992	$26,395	$10,627	$12,140
3/31/2022	$11,082	$27,375	$10,631	$11,803
4/30/2022	$10,992	$24,988	$10,632	$11,355
5/31/2022	$10,901	$25,034	$10,639	$11,428
6/30/2022	$10,690	$22,968	$10,642	$11,249
7/31/2022	$10,871	$25,085	$10,647	$11,523
8/31/2022	$10,921	$24,062	$10,664	$11,198
9/30/2022	$10,851	$21,846	$10,691	$10,714
10/31/2022	$11,052	$23,615	$10,708	$10,575
11/30/2022	$10,951	$24,935	$10,742	$10,964
12/31/2022	$11,002	$23,498	$10,781	$10,915
1/31/2023	$11,022	$24,975	$10,815	$11,251
2/28/2023	$11,012	$24,365	$10,850	$10,960
3/31/2023	$11,042	$25,260	$10,897	$11,238
4/30/2023	$11,052	$25,654	$10,931	$11,306
5/31/2023	$10,770	$25,766	$10,974	$11,183
6/30/2023	$10,941	$27,468	$11,024	$11,143
7/31/2023	$11,112	$28,350	$11,068	$11,135
8/31/2023	$11,233	$27,899	$11,118	$11,064
9/30/2023	$11,273	$26,569	$11,169	$10,783
10/31/2023	$11,183	$26,010	$11,219	$10,613
11/30/2023	$11,475	$28,386	$11,269	$11,094
12/31/2023	$11,618	$29,675	$11,322	$11,518
1/31/2024	$11,537	$30,174	$11,370	$11,487
2/29/2024	$11,537	$31,785	$11,417	$11,324
3/31/2024	$11,618	$32,808	$11,468	$11,429
4/30/2024	$11,456	$31,468	$11,517	$11,140
5/31/2024	$11,497	$33,028	$11,572	$11,329

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	6.75%	3.91%	1.74%
Class A (After Sales Charges)	3.27%	3.23%	1.40%
S&P 500® Index	28.19%	15.80%	12.69%
ICE BofA U.S. 3-Month Treasury Bill Index	5.45%	2.12%	1.47%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%

AssetsNet	$ 80,324,009
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 1,181,245
InvestmentCompanyPortfolioTurnover	305.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$80,324,009
Number of Portfolio Holdings	125
Total Advisory Fees Paid	$1,181,245
Portfolio Turnover Rate	305%

Holdings [Text Block]

Sector Weighting (%)

Value	Value
Consumer, Non-cyclical	34.50%
Technology	16.88%
Energy	16.28%
Consumer, Cyclical	10.24%
Telecommunication Services	10.17%
Financials	6.33%
Materials	3.18%
Utilities	1.22%
Industrials	1.20%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund since May 31, 2023.
C000120978
Shareholder Report [Line Items]
Fund Name	Water Island Credit Opportunities Fund
Class Name	Class I
Trading Symbol	ACFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Water Island Credit Opportunities Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.arbitragefunds.com/water-island-credit-opportunities. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Website	www.arbitragefunds.com/water-island-credit-opportunities
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Performance was sourced largely from credit special situations investments, though merger-related credit also contributed to returns. Most of the Fund’s performance was generated by investments in US-based catalysts. Information technology and health care were the top performing sectors, while utilities and real estate detracted the most from returns. Top contributors included the Fund’s investments in UpHealth bonds, Getty Images bonds, and Kaleyra bonds. Top detractors included the Fund’s investments in Lightning eMotors bonds, broad credit market hedges, and Altice France bonds.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	6.23%	3.72%	2.81%
Bloomberg U.S. Aggregate Bond Index	1.31%	- 0.17%	1.26%
ICE BofA U.S. 3-Month Treasury Bill Index	5.45%	2.12%	1.47%

AssetsNet	$ 143,238,533
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 768,351
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$143,238,533
Number of Portfolio Holdings	103
Total Advisory Fees Paid	$768,351
Portfolio Turnover Rate	117%

Holdings [Text Block]

Sector Weighting (%)

Value	Value
Technology	27.83%
Consumer, Cyclical	19.03%
Telecommunication Services	18.41%
Consumer, Non-cyclical	16.06%
Energy	6.80%
Industrials	5.91%
Financials	2.36%
Utilities	1.85%
Materials	1.75%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund since May 31, 2023.
C000115401
Shareholder Report [Line Items]
Fund Name	Arbitrage Fund
Class Name	Class C
Trading Symbol	ARBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Arbitrage Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Website	www.arbitragefunds.com/arbitrage
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$239	2.31%

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic mergers and acquisitions transactions in which the Fund invested, notably including several high-profile deals that experienced favorable outcomes despite regulatory challenges. Returns were sourced predominantly from US-target transactions. Information technology and health care were the top performing sectors, while consumer discretionary and materials detracted the most from returns. Top contributors included the acquisition of VMware by Broadcom, Microsoft’s acquisition of Activision Blizzard, and the acquisition of Horizon Therapeutics by Amgen. Top detractors included the merger of Capri Holdings and Tapestry, the acquisition of United States Steel by Nippon Steel, and the failed acquisition of PNM Resources by Avangrid.

Line Graph [Table Text Block]
	Class C $11,796	S&P 500® Index $33,028	ICE BofA U.S. 3-Month Treasury Bill Index $11,572	Bloomberg U.S. Aggregate Bond Index $11,329
5/31/2014	$10,000	$10,000	$10,000	$10,000
6/30/2014	$10,081	$10,207	$10,000	$10,005
7/31/2014	$10,073	$10,066	$10,001	$9,980
8/31/2014	$10,081	$10,469	$10,001	$10,090
9/30/2014	$10,032	$10,322	$10,001	$10,022
10/31/2014	$9,960	$10,574	$10,002	$10,120
11/30/2014	$10,024	$10,858	$10,002	$10,192
12/31/2014	$10,106	$10,831	$10,002	$10,202
1/31/2015	$10,130	$10,506	$10,002	$10,415
2/28/2015	$10,154	$11,109	$10,002	$10,318
3/31/2015	$10,195	$10,934	$10,002	$10,365
4/30/2015	$10,235	$11,039	$10,002	$10,328
5/31/2015	$10,252	$11,181	$10,002	$10,303
6/30/2015	$10,114	$10,964	$10,003	$10,191
7/31/2015	$10,098	$11,194	$10,002	$10,262
8/31/2015	$10,065	$10,519	$10,004	$10,247
9/30/2015	$9,944	$10,258	$10,004	$10,316
10/31/2015	$10,033	$11,124	$10,003	$10,318
11/30/2015	$10,049	$11,157	$10,004	$10,291
12/31/2015	$10,095	$10,981	$10,007	$10,258
1/31/2016	$10,145	$10,436	$10,007	$10,399
2/29/2016	$10,187	$10,422	$10,010	$10,473
3/31/2016	$10,236	$11,129	$10,015	$10,569
4/30/2016	$10,212	$11,172	$10,017	$10,609
5/31/2016	$10,270	$11,372	$10,018	$10,612
6/30/2016	$10,261	$11,402	$10,022	$10,803
7/31/2016	$10,261	$11,822	$10,025	$10,871
8/31/2016	$10,270	$11,839	$10,026	$10,859
9/30/2016	$10,311	$11,841	$10,031	$10,852
10/31/2016	$10,220	$11,625	$10,034	$10,769
11/30/2016	$10,311	$12,056	$10,036	$10,514
12/31/2016	$10,355	$12,294	$10,040	$10,529
1/31/2017	$10,363	$12,527	$10,044	$10,550
2/28/2017	$10,397	$13,025	$10,048	$10,621
3/31/2017	$10,439	$13,040	$10,050	$10,615
4/30/2017	$10,473	$13,174	$10,057	$10,697
5/31/2017	$10,514	$13,359	$10,062	$10,779
6/30/2017	$10,548	$13,442	$10,070	$10,769
7/31/2017	$10,540	$13,719	$10,079	$10,815
8/31/2017	$10,556	$13,761	$10,088	$10,912
9/30/2017	$10,556	$14,045	$10,097	$10,860
10/31/2017	$10,598	$14,372	$10,106	$10,866
11/30/2017	$10,481	$14,813	$10,115	$10,852
12/31/2017	$10,545	$14,978	$10,125	$10,902
1/31/2018	$10,571	$15,836	$10,138	$10,777
2/28/2018	$10,648	$15,252	$10,147	$10,674
3/31/2018	$10,519	$14,864	$10,161	$10,743
4/30/2018	$10,407	$14,921	$10,175	$10,663
5/31/2018	$10,467	$15,281	$10,191	$10,739
6/30/2018	$10,493	$15,375	$10,207	$10,726
7/31/2018	$10,458	$15,947	$10,224	$10,728
8/31/2018	$10,467	$16,466	$10,242	$10,797
9/30/2018	$10,519	$16,560	$10,257	$10,728
10/31/2018	$10,528	$15,428	$10,276	$10,643
11/30/2018	$10,631	$15,743	$10,297	$10,707
12/31/2018	$10,688	$14,321	$10,316	$10,903
1/31/2019	$10,723	$15,469	$10,336	$11,019
2/28/2019	$10,740	$15,966	$10,354	$11,013
3/31/2019	$10,758	$16,276	$10,377	$11,224
4/30/2019	$10,854	$16,935	$10,397	$11,227
5/31/2019	$10,793	$15,859	$10,421	$11,426
6/30/2019	$10,784	$16,976	$10,443	$11,570
7/31/2019	$10,854	$17,220	$10,463	$11,595
8/31/2019	$10,863	$16,948	$10,484	$11,896
9/30/2019	$10,863	$17,265	$10,503	$11,833
10/31/2019	$10,907	$17,639	$10,523	$11,868
11/30/2019	$10,950	$18,279	$10,536	$11,862
12/31/2019	$10,981	$18,831	$10,551	$11,854
1/31/2020	$11,016	$18,823	$10,565	$12,082
2/29/2020	$10,963	$17,274	$10,581	$12,299
3/31/2020	$10,650	$15,140	$10,611	$12,227
4/30/2020	$11,016	$17,081	$10,612	$12,444
5/31/2020	$11,034	$17,895	$10,612	$12,502
6/30/2020	$11,016	$18,250	$10,614	$12,581
7/31/2020	$11,097	$19,279	$10,616	$12,769
8/31/2020	$11,150	$20,665	$10,617	$12,666
9/30/2020	$11,168	$19,880	$10,618	$12,659
10/31/2020	$11,231	$19,351	$10,619	$12,602
11/30/2020	$11,347	$21,470	$10,620	$12,726
12/31/2020	$11,493	$22,295	$10,621	$12,744
1/31/2021	$11,589	$22,070	$10,622	$12,652
2/28/2021	$11,589	$22,679	$10,623	$12,470
3/31/2021	$11,646	$23,672	$10,624	$12,314
4/30/2021	$11,742	$24,935	$10,624	$12,411
5/31/2021	$11,781	$25,109	$10,624	$12,452
6/30/2021	$11,685	$25,696	$10,624	$12,539
7/31/2021	$11,435	$26,306	$10,624	$12,679
8/31/2021	$11,493	$27,106	$10,625	$12,655
9/30/2021	$11,550	$25,845	$10,625	$12,546
10/31/2021	$11,570	$27,656	$10,625	$12,542
11/30/2021	$11,406	$27,464	$10,626	$12,579
12/31/2021	$11,501	$28,695	$10,627	$12,547
1/31/2022	$11,356	$27,210	$10,626	$12,277
2/28/2022	$11,375	$26,395	$10,627	$12,140
3/31/2022	$11,443	$27,375	$10,631	$11,803
4/30/2022	$11,356	$24,988	$10,632	$11,355
5/31/2022	$11,250	$25,034	$10,639	$11,428
6/30/2022	$11,085	$22,968	$10,642	$11,249
7/31/2022	$11,240	$25,085	$10,647	$11,523
8/31/2022	$11,288	$24,062	$10,664	$11,198
9/30/2022	$11,192	$21,846	$10,691	$10,714
10/31/2022	$11,375	$23,615	$10,708	$10,575
11/30/2022	$11,250	$24,935	$10,742	$10,964
12/31/2022	$11,304	$23,498	$10,781	$10,915
1/31/2023	$11,314	$24,975	$10,815	$11,251
2/28/2023	$11,294	$24,365	$10,850	$10,960
3/31/2023	$11,314	$25,260	$10,897	$11,238
4/30/2023	$11,314	$25,654	$10,931	$11,306
5/31/2023	$11,055	$25,766	$10,974	$11,183
6/30/2023	$11,214	$27,468	$11,024	$11,143
7/31/2023	$11,384	$28,350	$11,068	$11,135
8/31/2023	$11,493	$27,899	$11,118	$11,064
9/30/2023	$11,513	$26,569	$11,169	$10,783
10/31/2023	$11,453	$26,010	$11,219	$10,613
11/30/2023	$11,733	$28,386	$11,269	$11,094
12/31/2023	$11,877	$29,675	$11,322	$11,518
1/31/2024	$11,806	$30,174	$11,370	$11,487
2/29/2024	$11,806	$31,785	$11,417	$11,324
3/31/2024	$11,979	$32,808	$11,468	$11,429
4/30/2024	$11,745	$31,468	$11,517	$11,140
5/31/2024	$11,796	$33,028	$11,572	$11,329

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	6.70%	1.79%	1.67%
Class C (After Sales Charges)	5.70%	1.79%	1.67%
S&P 500® Index	28.19%	15.80%	12.69%
ICE BofA U.S. 3-Month Treasury Bill Index	5.45%	2.12%	1.47%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%

AssetsNet	$ 938,998,873
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 10,257,507
InvestmentCompanyPortfolioTurnover	230.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$938,998,873
Number of Portfolio Holdings	99
Total Advisory Fees Paid	$10,257,507
Portfolio Turnover Rate	230%

Holdings [Text Block]

Sector Weighting (%)

Value	Value
Consumer, Non-cyclical	30.10%
Technology	18.83%
Energy	12.91%
Telecommunication Services	11.14%
Funds	6.12%
Financials	4.80%
Materials	4.56%
Consumer, Cyclical	4.18%
Industrials	4.17%
Utilities	3.19%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund since May 31, 2023.
C000017637
Shareholder Report [Line Items]
Fund Name	Arbitrage Fund
Class Name	Class R
Trading Symbol	ARBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Arbitrage Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Website	www.arbitragefunds.com/arbitrage
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$162	1.56%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic mergers and acquisitions transactions in which the Fund invested, notably including several high-profile deals that experienced favorable outcomes despite regulatory challenges. Returns were sourced predominantly from US-target transactions. Information technology and health care were the top performing sectors, while consumer discretionary and materials detracted the most from returns. Top contributors included the acquisition of VMware by Broadcom, Microsoft’s acquisition of Activision Blizzard, and the acquisition of Horizon Therapeutics by Amgen. Top detractors included the merger of Capri Holdings and Tapestry, the acquisition of United States Steel by Nippon Steel, and the failed acquisition of PNM Resources by Avangrid.

Line Graph [Table Text Block]
	Class R $12,722	S&P 500® Index $33,028	ICE BofA U.S. 3-Month Treasury Bill Index $11,572	Bloomberg U.S. Aggregate Bond Index $11,329
5/31/2014	$10,000	$10,000	$10,000	$10,000
6/30/2014	$10,095	$10,207	$10,000	$10,005
7/31/2014	$10,087	$10,066	$10,001	$9,980
8/31/2014	$10,103	$10,469	$10,001	$10,090
9/30/2014	$10,064	$10,322	$10,001	$10,022
10/31/2014	$10,000	$10,574	$10,002	$10,120
11/30/2014	$10,064	$10,858	$10,002	$10,192
12/31/2014	$10,160	$10,831	$10,002	$10,202
1/31/2015	$10,183	$10,506	$10,002	$10,415
2/28/2015	$10,207	$11,109	$10,002	$10,318
3/31/2015	$10,263	$10,934	$10,002	$10,365
4/30/2015	$10,311	$11,039	$10,002	$10,328
5/31/2015	$10,335	$11,181	$10,002	$10,303
6/30/2015	$10,191	$10,964	$10,003	$10,191
7/31/2015	$10,183	$11,194	$10,002	$10,262
8/31/2015	$10,168	$10,519	$10,004	$10,247
9/30/2015	$10,048	$10,258	$10,004	$10,316
10/31/2015	$10,144	$11,124	$10,003	$10,318
11/30/2015	$10,168	$11,157	$10,004	$10,291
12/31/2015	$10,221	$10,981	$10,007	$10,258
1/31/2016	$10,278	$10,436	$10,007	$10,399
2/29/2016	$10,327	$10,422	$10,010	$10,473
3/31/2016	$10,384	$11,129	$10,015	$10,569
4/30/2016	$10,368	$11,172	$10,017	$10,609
5/31/2016	$10,425	$11,372	$10,018	$10,612
6/30/2016	$10,425	$11,402	$10,022	$10,803
7/31/2016	$10,433	$11,822	$10,025	$10,871
8/31/2016	$10,442	$11,839	$10,026	$10,859
9/30/2016	$10,499	$11,841	$10,031	$10,852
10/31/2016	$10,409	$11,625	$10,034	$10,769
11/30/2016	$10,507	$12,056	$10,036	$10,514
12/31/2016	$10,566	$12,294	$10,040	$10,529
1/31/2017	$10,575	$12,527	$10,044	$10,550
2/28/2017	$10,616	$13,025	$10,048	$10,621
3/31/2017	$10,665	$13,040	$10,050	$10,615
4/30/2017	$10,715	$13,174	$10,057	$10,697
5/31/2017	$10,756	$13,359	$10,062	$10,779
6/30/2017	$10,805	$13,442	$10,070	$10,769
7/31/2017	$10,797	$13,719	$10,079	$10,815
8/31/2017	$10,822	$13,761	$10,088	$10,912
9/30/2017	$10,830	$14,045	$10,097	$10,860
10/31/2017	$10,879	$14,372	$10,106	$10,866
11/30/2017	$10,764	$14,813	$10,115	$10,852
12/31/2017	$10,841	$14,978	$10,125	$10,902
1/31/2018	$10,875	$15,836	$10,138	$10,777
2/28/2018	$10,960	$15,252	$10,147	$10,674
3/31/2018	$10,832	$14,864	$10,161	$10,743
4/30/2018	$10,721	$14,921	$10,175	$10,663
5/31/2018	$10,789	$15,281	$10,191	$10,739
6/30/2018	$10,832	$15,375	$10,207	$10,726
7/31/2018	$10,798	$15,947	$10,224	$10,728
8/31/2018	$10,815	$16,466	$10,242	$10,797
9/30/2018	$10,875	$16,560	$10,257	$10,728
10/31/2018	$10,892	$15,428	$10,276	$10,643
11/30/2018	$11,003	$15,743	$10,297	$10,707
12/31/2018	$11,070	$14,321	$10,316	$10,903
1/31/2019	$11,113	$15,469	$10,336	$11,019
2/28/2019	$11,131	$15,966	$10,354	$11,013
3/31/2019	$11,166	$16,276	$10,377	$11,224
4/30/2019	$11,270	$16,935	$10,397	$11,227
5/31/2019	$11,209	$15,859	$10,421	$11,426
6/30/2019	$11,209	$16,976	$10,443	$11,570
7/31/2019	$11,287	$17,220	$10,463	$11,595
8/31/2019	$11,313	$16,948	$10,484	$11,896
9/30/2019	$11,313	$17,265	$10,503	$11,833
10/31/2019	$11,365	$17,639	$10,523	$11,868
11/30/2019	$11,417	$18,279	$10,536	$11,862
12/31/2019	$11,465	$18,831	$10,551	$11,854
1/31/2020	$11,500	$18,823	$10,565	$12,082
2/29/2020	$11,456	$17,274	$10,581	$12,299
3/31/2020	$11,137	$15,140	$10,611	$12,227
4/30/2020	$11,518	$17,081	$10,612	$12,444
5/31/2020	$11,553	$17,895	$10,612	$12,502
6/30/2020	$11,544	$18,250	$10,614	$12,581
7/31/2020	$11,633	$19,279	$10,616	$12,769
8/31/2020	$11,695	$20,665	$10,617	$12,666
9/30/2020	$11,722	$19,880	$10,618	$12,659
10/31/2020	$11,793	$19,351	$10,619	$12,602
11/30/2020	$11,925	$21,470	$10,620	$12,726
12/31/2020	$12,087	$22,295	$10,621	$12,744
1/31/2021	$12,201	$22,070	$10,622	$12,652
2/28/2021	$12,201	$22,679	$10,623	$12,470
3/31/2021	$12,268	$23,672	$10,624	$12,314
4/30/2021	$12,381	$24,935	$10,624	$12,411
5/31/2021	$12,429	$25,109	$10,624	$12,452
6/30/2021	$12,334	$25,696	$10,624	$12,539
7/31/2021	$12,078	$26,306	$10,624	$12,679
8/31/2021	$12,144	$27,106	$10,625	$12,655
9/30/2021	$12,211	$25,845	$10,625	$12,546
10/31/2021	$12,239	$27,656	$10,625	$12,542
11/30/2021	$12,078	$27,464	$10,626	$12,579
12/31/2021	$12,191	$28,695	$10,627	$12,547
1/31/2022	$12,048	$27,210	$10,626	$12,277
2/28/2022	$12,057	$26,395	$10,627	$12,140
3/31/2022	$12,143	$27,375	$10,631	$11,803
4/30/2022	$12,067	$24,988	$10,632	$11,355
5/31/2022	$11,952	$25,034	$10,639	$11,428
6/30/2022	$11,790	$22,968	$10,642	$11,249
7/31/2022	$11,962	$25,085	$10,647	$11,523
8/31/2022	$12,019	$24,062	$10,664	$11,198
9/30/2022	$11,924	$21,846	$10,691	$10,714
10/31/2022	$12,124	$23,615	$10,708	$10,575
11/30/2022	$12,009	$24,935	$10,742	$10,964
12/31/2022	$12,066	$23,498	$10,781	$10,915
1/31/2023	$12,086	$24,975	$10,815	$11,251
2/28/2023	$12,066	$24,365	$10,850	$10,960
3/31/2023	$12,096	$25,260	$10,897	$11,238
4/30/2023	$12,106	$25,654	$10,931	$11,306
5/31/2023	$11,829	$25,766	$10,974	$11,183
6/30/2023	$12,017	$27,468	$11,024	$11,143
7/31/2023	$12,205	$28,350	$11,068	$11,135
8/31/2023	$12,333	$27,899	$11,118	$11,064
9/30/2023	$12,363	$26,569	$11,169	$10,783
10/31/2023	$12,304	$26,010	$11,219	$10,613
11/30/2023	$12,600	$28,386	$11,269	$11,094
12/31/2023	$12,783	$29,675	$11,322	$11,518
1/31/2024	$12,712	$30,174	$11,370	$11,487
2/29/2024	$12,712	$31,785	$11,417	$11,324
3/31/2024	$12,904	$32,808	$11,468	$11,429
4/30/2024	$12,662	$31,468	$11,517	$11,140
5/31/2024	$12,722	$33,028	$11,572	$11,329

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	7.55%	2.57%	2.44%
S&P 500® Index	28.19%	15.80%	12.69%
ICE BofA U.S. 3-Month Treasury Bill Index	5.45%	2.12%	1.47%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%

AssetsNet	$ 938,998,873
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 10,257,507
InvestmentCompanyPortfolioTurnover	230.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$938,998,873
Number of Portfolio Holdings	99
Total Advisory Fees Paid	$10,257,507
Portfolio Turnover Rate	230%

Holdings [Text Block]

Sector Weighting (%)

Value	Value
Consumer, Non-cyclical	30.10%
Technology	18.83%
Energy	12.91%
Telecommunication Services	11.14%
Funds	6.12%
Financials	4.80%
Materials	4.56%
Consumer, Cyclical	4.18%
Industrials	4.17%
Utilities	3.19%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund since May 31, 2023.
C000120977
Shareholder Report [Line Items]
Fund Name	Water Island Credit Opportunities Fund
Class Name	Class R
Trading Symbol	ARCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Water Island Credit Opportunities Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.arbitragefunds.com/water-island-credit-opportunities. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Website	www.arbitragefunds.com/water-island-credit-opportunities
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$133	1.29%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Performance was sourced largely from credit special situations investments, though merger-related credit also contributed to returns. Most of the Fund’s performance was generated by investments in US-based catalysts. Information technology and health care were the top performing sectors, while utilities and real estate detracted the most from returns. Top contributors included the Fund’s investments in UpHealth bonds, Getty Images bonds, and Kaleyra bonds. Top detractors included the Fund’s investments in Lightning eMotors bonds, broad credit market hedges, and Altice France bonds.

Line Graph [Table Text Block]
	Class R $12,866	Bloomberg U.S. Aggregate Bond Index $11,329	ICE BofA U.S. 3-Month Treasury Bill Index $11,572
5/31/2014	$10,000	$10,000	$10,000
6/30/2014	$10,025	$10,005	$10,000
7/31/2014	$10,035	$9,980	$10,001
8/31/2014	$10,055	$10,090	$10,001
9/30/2014	$10,020	$10,022	$10,001
10/31/2014	$9,990	$10,120	$10,002
11/30/2014	$10,010	$10,192	$10,002
12/31/2014	$9,914	$10,202	$10,002
1/31/2015	$9,944	$10,415	$10,002
2/28/2015	$9,964	$10,318	$10,002
3/31/2015	$9,980	$10,365	$10,002
4/30/2015	$9,980	$10,328	$10,002
5/31/2015	$9,990	$10,303	$10,002
6/30/2015	$9,973	$10,191	$10,003
7/31/2015	$9,963	$10,262	$10,002
8/31/2015	$9,892	$10,247	$10,004
9/30/2015	$9,813	$10,316	$10,004
10/31/2015	$9,853	$10,318	$10,003
11/30/2015	$9,823	$10,291	$10,004
12/31/2015	$9,789	$10,258	$10,007
1/31/2016	$9,779	$10,399	$10,007
2/29/2016	$9,871	$10,473	$10,010
3/31/2016	$9,917	$10,569	$10,015
4/30/2016	$9,906	$10,609	$10,017
5/31/2016	$9,999	$10,612	$10,018
6/30/2016	$9,998	$10,803	$10,022
7/31/2016	$10,050	$10,871	$10,025
8/31/2016	$10,123	$10,859	$10,026
9/30/2016	$10,191	$10,852	$10,031
10/31/2016	$10,139	$10,769	$10,034
11/30/2016	$10,212	$10,514	$10,036
12/31/2016	$10,252	$10,529	$10,040
1/31/2017	$10,252	$10,550	$10,044
2/28/2017	$10,262	$10,621	$10,048
3/31/2017	$10,177	$10,615	$10,050
4/30/2017	$10,232	$10,697	$10,057
5/31/2017	$10,257	$10,779	$10,062
6/30/2017	$10,336	$10,769	$10,070
7/31/2017	$10,333	$10,815	$10,079
8/31/2017	$10,325	$10,912	$10,088
9/30/2017	$10,347	$10,860	$10,097
10/31/2017	$10,406	$10,866	$10,106
11/30/2017	$10,310	$10,852	$10,115
12/31/2017	$10,370	$10,902	$10,125
1/31/2018	$10,451	$10,777	$10,138
2/28/2018	$10,510	$10,674	$10,147
3/31/2018	$10,533	$10,743	$10,161
4/30/2018	$10,552	$10,663	$10,175
5/31/2018	$10,586	$10,739	$10,191
6/30/2018	$10,593	$10,726	$10,207
7/31/2018	$10,593	$10,728	$10,224
8/31/2018	$10,627	$10,797	$10,242
9/30/2018	$10,640	$10,728	$10,257
10/31/2018	$10,585	$10,643	$10,276
11/30/2018	$10,605	$10,707	$10,297
12/31/2018	$10,546	$10,903	$10,316
1/31/2019	$10,679	$11,019	$10,336
2/28/2019	$10,752	$11,013	$10,354
3/31/2019	$10,790	$11,224	$10,377
4/30/2019	$10,840	$11,227	$10,397
5/31/2019	$10,857	$11,426	$10,421
6/30/2019	$10,895	$11,570	$10,443
7/31/2019	$10,915	$11,595	$10,463
8/31/2019	$10,967	$11,896	$10,484
9/30/2019	$10,973	$11,833	$10,503
10/31/2019	$10,992	$11,868	$10,523
11/30/2019	$11,046	$11,862	$10,536
12/31/2019	$11,103	$11,854	$10,551
1/31/2020	$11,134	$12,082	$10,565
2/29/2020	$11,149	$12,299	$10,581
3/31/2020	$10,486	$12,227	$10,611
4/30/2020	$10,727	$12,444	$10,612
5/31/2020	$11,123	$12,502	$10,612
6/30/2020	$11,305	$12,581	$10,614
7/31/2020	$11,420	$12,769	$10,616
8/31/2020	$11,554	$12,666	$10,617
9/30/2020	$11,557	$12,659	$10,618
10/31/2020	$11,590	$12,602	$10,619
11/30/2020	$11,756	$12,726	$10,620
12/31/2020	$11,815	$12,744	$10,621
1/31/2021	$11,852	$12,652	$10,622
2/28/2021	$11,931	$12,470	$10,623
3/31/2021	$11,942	$12,314	$10,624
4/30/2021	$12,029	$12,411	$10,624
5/31/2021	$12,024	$12,452	$10,624
6/30/2021	$12,053	$12,539	$10,624
7/31/2021	$12,046	$12,679	$10,624
8/31/2021	$12,066	$12,655	$10,625
9/30/2021	$12,081	$12,546	$10,625
10/31/2021	$12,109	$12,542	$10,625
11/30/2021	$12,116	$12,579	$10,626
12/31/2021	$12,177	$12,547	$10,627
1/31/2022	$12,100	$12,277	$10,626
2/28/2022	$12,109	$12,140	$10,627
3/31/2022	$12,077	$11,803	$10,631
4/30/2022	$11,908	$11,355	$10,632
5/31/2022	$11,802	$11,428	$10,639
6/30/2022	$11,504	$11,249	$10,642
7/31/2022	$11,717	$11,523	$10,647
8/31/2022	$11,754	$11,198	$10,664
9/30/2022	$11,710	$10,714	$10,691
10/31/2022	$11,795	$10,575	$10,708
11/30/2022	$11,908	$10,964	$10,742
12/31/2022	$11,820	$10,915	$10,781
1/31/2023	$12,015	$11,251	$10,815
2/28/2023	$12,085	$10,960	$10,850
3/31/2023	$12,089	$11,238	$10,897
4/30/2023	$12,161	$11,306	$10,931
5/31/2023	$12,143	$11,183	$10,974
6/30/2023	$12,262	$11,143	$11,024
7/31/2023	$12,243	$11,135	$11,068
8/31/2023	$12,339	$11,064	$11,118
9/30/2023	$12,399	$10,783	$11,169
10/31/2023	$12,372	$10,613	$11,219
11/30/2023	$12,506	$11,094	$11,269
12/31/2023	$12,649	$11,518	$11,322
1/31/2024	$12,699	$11,487	$11,370
2/29/2024	$12,751	$11,324	$11,417
3/31/2024	$12,744	$11,429	$11,468
4/30/2024	$12,777	$11,140	$11,517
5/31/2024	$12,866	$11,329	$11,572

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	5.96%	3.45%	2.55%
Bloomberg U.S. Aggregate Bond Index	1.31%	- 0.17%	1.26%
ICE BofA U.S. 3-Month Treasury Bill Index	5.45%	2.12%	1.47%

AssetsNet	$ 143,238,533
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 768,351
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$143,238,533
Number of Portfolio Holdings	103
Total Advisory Fees Paid	$768,351
Portfolio Turnover Rate	117%

Holdings [Text Block]

Sector Weighting (%)

Value	Value
Technology	27.83%
Consumer, Cyclical	19.03%
Telecommunication Services	18.41%
Consumer, Non-cyclical	16.06%
Energy	6.80%
Industrials	5.91%
Financials	2.36%
Utilities	1.85%
Materials	1.75%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund since May 31, 2023.
C000092485
Shareholder Report [Line Items]
Fund Name	Water Island Event-Driven Fund
Class Name	Class I
Trading Symbol	AEDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Water Island Event-Driven Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.arbitragefunds.com/water-island-event-driven. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Website	www.arbitragefunds.com/water-island-event-driven
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$152	1.47%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Returns were sourced predominantly from the Fund’s merger arbitrage sleeve, which notably included several high-profile deals that experienced favorable outcomes despite regulatory challenges. Most of the Fund’s performance was generated by investments in US-based catalysts. Information technology and health care were the top performing sectors, while consumer discretionary and materials detracted the most from returns. Top contributors included the acquisition of VMware by Broadcom, Microsoft’s acquisition of Activision Blizzard, and the acquisition of Horizon Therapeutics by Amgen. Top detractors included the merger of Capri Holdings and Tapestry, the acquisition of United States Steel by Nippon Steel, and the failed acquisition of PNM Resources by Avangrid.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	7.03%	4.18%	2.00%
S&P 500® Index	28.19%	15.80%	12.69%
ICE BofA U.S. 3-Month Treasury Bill Index	5.45%	2.12%	1.47%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%

AssetsNet	$ 80,324,009
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 1,181,245
InvestmentCompanyPortfolioTurnover	305.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$80,324,009
Number of Portfolio Holdings	125
Total Advisory Fees Paid	$1,181,245
Portfolio Turnover Rate	305%

Holdings [Text Block]

Sector Weighting (%)

Value	Value
Consumer, Non-cyclical	34.50%
Technology	16.88%
Energy	16.28%
Consumer, Cyclical	10.24%
Telecommunication Services	10.17%
Financials	6.33%
Materials	3.18%
Utilities	1.22%
Industrials	1.20%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund since May 31, 2023.
C000127230
Shareholder Report [Line Items]
Fund Name	Water Island Credit Opportunities Fund
Class Name	Class A
Trading Symbol	AGCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Water Island Credit Opportunities Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.arbitragefunds.com/water-island-credit-opportunities. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Website	www.arbitragefunds.com/water-island-credit-opportunities
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.30%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Performance was sourced largely from credit special situations investments, though merger-related credit also contributed to returns. Most of the Fund’s performance was generated by investments in US-based catalysts. Information technology and health care were the top performing sectors, while utilities and real estate detracted the most from returns. Top contributors included the Fund’s investments in UpHealth bonds, Getty Images bonds, and Kaleyra bonds. Top detractors included the Fund’s investments in Lightning eMotors bonds, broad credit market hedges, and Altice France bonds.

Line Graph [Table Text Block]
	Class A $12,457	Bloomberg U.S. Aggregate Bond Index $11,329	ICE BofA U.S. 3-Month Treasury Bill Index $11,572
5/31/2014	$9,679	$10,000	$10,000
6/30/2014	$9,713	$10,005	$10,000
7/31/2014	$9,723	$9,980	$10,001
8/31/2014	$9,732	$10,090	$10,001
9/30/2014	$9,707	$10,022	$10,001
10/31/2014	$9,669	$10,120	$10,002
11/30/2014	$9,698	$10,192	$10,002
12/31/2014	$9,605	$10,202	$10,002
1/31/2015	$9,634	$10,415	$10,002
2/28/2015	$9,653	$10,318	$10,002
3/31/2015	$9,668	$10,365	$10,002
4/30/2015	$9,668	$10,328	$10,002
5/31/2015	$9,678	$10,303	$10,002
6/30/2015	$9,662	$10,191	$10,003
7/31/2015	$9,642	$10,262	$10,002
8/31/2015	$9,583	$10,247	$10,004
9/30/2015	$9,506	$10,316	$10,004
10/31/2015	$9,546	$10,318	$10,003
11/30/2015	$9,516	$10,291	$10,004
12/31/2015	$9,484	$10,258	$10,007
1/31/2016	$9,464	$10,399	$10,007
2/29/2016	$9,563	$10,473	$10,010
3/31/2016	$9,600	$10,569	$10,015
4/30/2016	$9,590	$10,609	$10,017
5/31/2016	$9,680	$10,612	$10,018
6/30/2016	$9,680	$10,803	$10,022
7/31/2016	$9,730	$10,871	$10,025
8/31/2016	$9,800	$10,859	$10,026
9/30/2016	$9,867	$10,852	$10,031
10/31/2016	$9,826	$10,769	$10,034
11/30/2016	$9,887	$10,514	$10,036
12/31/2016	$9,926	$10,529	$10,040
1/31/2017	$9,926	$10,550	$10,044
2/28/2017	$9,936	$10,621	$10,048
3/31/2017	$9,853	$10,615	$10,050
4/30/2017	$9,907	$10,697	$10,057
5/31/2017	$9,930	$10,779	$10,062
6/30/2017	$10,007	$10,769	$10,070
7/31/2017	$10,005	$10,815	$10,079
8/31/2017	$9,996	$10,912	$10,088
9/30/2017	$10,018	$10,860	$10,097
10/31/2017	$10,075	$10,866	$10,106
11/30/2017	$9,982	$10,852	$10,115
12/31/2017	$10,052	$10,902	$10,125
1/31/2018	$10,127	$10,777	$10,138
2/28/2018	$10,185	$10,674	$10,147
3/31/2018	$10,196	$10,743	$10,161
4/30/2018	$10,215	$10,663	$10,175
5/31/2018	$10,238	$10,739	$10,191
6/30/2018	$10,244	$10,726	$10,207
7/31/2018	$10,244	$10,728	$10,224
8/31/2018	$10,277	$10,797	$10,242
9/30/2018	$10,289	$10,728	$10,257
10/31/2018	$10,236	$10,643	$10,276
11/30/2018	$10,266	$10,707	$10,297
12/31/2018	$10,197	$10,903	$10,316
1/31/2019	$10,338	$11,019	$10,336
2/28/2019	$10,398	$11,013	$10,354
3/31/2019	$10,435	$11,224	$10,377
4/30/2019	$10,483	$11,227	$10,397
5/31/2019	$10,499	$11,426	$10,421
6/30/2019	$10,547	$11,570	$10,443
7/31/2019	$10,567	$11,595	$10,463
8/31/2019	$10,605	$11,896	$10,484
9/30/2019	$10,622	$11,833	$10,503
10/31/2019	$10,630	$11,868	$10,523
11/30/2019	$10,681	$11,862	$10,536
12/31/2019	$10,737	$11,854	$10,551
1/31/2020	$10,767	$12,082	$10,565
2/29/2020	$10,782	$12,299	$10,581
3/31/2020	$10,148	$12,227	$10,611
4/30/2020	$10,382	$12,444	$10,612
5/31/2020	$10,768	$12,502	$10,612
6/30/2020	$10,945	$12,581	$10,614
7/31/2020	$11,057	$12,769	$10,616
8/31/2020	$11,187	$12,666	$10,617
9/30/2020	$11,178	$12,659	$10,618
10/31/2020	$11,222	$12,602	$10,619
11/30/2020	$11,383	$12,726	$10,620
12/31/2020	$11,440	$12,744	$10,621
1/31/2021	$11,476	$12,652	$10,622
2/28/2021	$11,553	$12,470	$10,623
3/31/2021	$11,563	$12,314	$10,624
4/30/2021	$11,636	$12,411	$10,624
5/31/2021	$11,631	$12,452	$10,624
6/30/2021	$11,671	$12,539	$10,624
7/31/2021	$11,664	$12,679	$10,624
8/31/2021	$11,683	$12,655	$10,625
9/30/2021	$11,687	$12,546	$10,625
10/31/2021	$11,725	$12,542	$10,625
11/30/2021	$11,732	$12,579	$10,626
12/31/2021	$11,791	$12,547	$10,627
1/31/2022	$11,716	$12,277	$10,626
2/28/2022	$11,725	$12,140	$10,627
3/31/2022	$11,693	$11,803	$10,631
4/30/2022	$11,529	$11,355	$10,632
5/31/2022	$11,427	$11,428	$10,639
6/30/2022	$11,136	$11,249	$10,642
7/31/2022	$11,344	$11,523	$10,647
8/31/2022	$11,380	$11,198	$10,664
9/30/2022	$11,336	$10,714	$10,691
10/31/2022	$11,419	$10,575	$10,708
11/30/2022	$11,529	$10,964	$10,742
12/31/2022	$11,443	$10,915	$10,781
1/31/2023	$11,632	$11,251	$10,815
2/28/2023	$11,700	$10,960	$10,850
3/31/2023	$11,704	$11,238	$10,897
4/30/2023	$11,774	$11,306	$10,931
5/31/2023	$11,756	$11,183	$10,974
6/30/2023	$11,871	$11,143	$11,024
7/31/2023	$11,853	$11,135	$11,068
8/31/2023	$11,947	$11,064	$11,118
9/30/2023	$12,004	$10,783	$11,169
10/31/2023	$11,978	$10,613	$11,219
11/30/2023	$12,108	$11,094	$11,269
12/31/2023	$12,247	$11,518	$11,322
1/31/2024	$12,296	$11,487	$11,370
2/29/2024	$12,346	$11,324	$11,417
3/31/2024	$12,339	$11,429	$11,468
4/30/2024	$12,371	$11,140	$11,517
5/31/2024	$12,457	$11,329	$11,572

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	5.96%	3.48%	2.56%
Class A (After Sales Charges)	2.54%	2.81%	2.22%
Bloomberg U.S. Aggregate Bond Index	1.31%	- 0.17%	1.26%
ICE BofA U.S. 3-Month Treasury Bill Index	5.45%	2.12%	1.47%

AssetsNet	$ 143,238,533
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 768,351
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$143,238,533
Number of Portfolio Holdings	103
Total Advisory Fees Paid	$768,351
Portfolio Turnover Rate	117%

Holdings [Text Block]

Sector Weighting (%)

Value	Value
Technology	27.83%
Consumer, Cyclical	19.03%
Telecommunication Services	18.41%
Consumer, Non-cyclical	16.06%
Energy	6.80%
Industrials	5.91%
Financials	2.36%
Utilities	1.85%
Materials	1.75%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund since May 31, 2023.
C000017638
Shareholder Report [Line Items]
Fund Name	Arbitrage Fund
Class Name	Class I
Trading Symbol	ARBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Arbitrage Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Website	www.arbitragefunds.com/arbitrage
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$136	1.31%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic mergers and acquisitions transactions in which the Fund invested, notably including several high-profile deals that experienced favorable outcomes despite regulatory challenges. Returns were sourced predominantly from US-target transactions. Information technology and health care were the top performing sectors, while consumer discretionary and materials detracted the most from returns. Top contributors included the acquisition of VMware by Broadcom, Microsoft’s acquisition of Activision Blizzard, and the acquisition of Horizon Therapeutics by Amgen. Top detractors included the merger of Capri Holdings and Tapestry, the acquisition of United States Steel by Nippon Steel, and the failed acquisition of PNM Resources by Avangrid.

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	7.76%	2.82%	2.68%
S&P 500® Index	28.19%	15.80%	12.69%
ICE BofA U.S. 3-Month Treasury Bill Index	5.45%	2.12%	1.47%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%

AssetsNet	$ 938,998,873
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 10,257,507
InvestmentCompanyPortfolioTurnover	230.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$938,998,873
Number of Portfolio Holdings	99
Total Advisory Fees Paid	$10,257,507
Portfolio Turnover Rate	230%

Holdings [Text Block]

Sector Weighting (%)

Value	Value
Consumer, Non-cyclical	30.10%
Technology	18.83%
Energy	12.91%
Telecommunication Services	11.14%
Funds	6.12%
Financials	4.80%
Materials	4.56%
Consumer, Cyclical	4.18%
Industrials	4.17%
Utilities	3.19%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund since May 31, 2023.
C000127228
Shareholder Report [Line Items]
Fund Name	Arbitrage Fund
Class Name	Class A
Trading Symbol	ARGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Arbitrage Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.
Additional Information Phone Number	1-800-295-4485
Additional Information Website	www.arbitragefunds.com/arbitrage
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$162	1.56%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic mergers and acquisitions transactions in which the Fund invested, notably including several high-profile deals that experienced favorable outcomes despite regulatory challenges. Returns were sourced predominantly from US-target transactions. Information technology and health care were the top performing sectors, while consumer discretionary and materials detracted the most from returns. Top contributors included the acquisition of VMware by Broadcom, Microsoft’s acquisition of Activision Blizzard, and the acquisition of Horizon Therapeutics by Amgen. Top detractors included the merger of Capri Holdings and Tapestry, the acquisition of United States Steel by Nippon Steel, and the failed acquisition of PNM Resources by Avangrid.

Line Graph [Table Text Block]
	Class A $12,391	S&P 500® Index $33,028	ICE BofA U.S. 3-Month Treasury Bill Index $11,572	Bloomberg U.S. Aggregate Bond Index $11,329
5/31/2014	$9,752	$10,000	$10,000	$10,000
6/30/2014	$9,837	$10,207	$10,000	$10,005
7/31/2014	$9,837	$10,066	$10,001	$9,980
8/31/2014	$9,853	$10,469	$10,001	$10,090
9/30/2014	$9,814	$10,322	$10,001	$10,022
10/31/2014	$9,744	$10,574	$10,002	$10,120
11/30/2014	$9,814	$10,858	$10,002	$10,192
12/31/2014	$9,900	$10,831	$10,002	$10,202
1/31/2015	$9,931	$10,506	$10,002	$10,415
2/28/2015	$9,954	$11,109	$10,002	$10,318
3/31/2015	$10,009	$10,934	$10,002	$10,365
4/30/2015	$10,047	$11,039	$10,002	$10,328
5/31/2015	$10,071	$11,181	$10,002	$10,303
6/30/2015	$9,939	$10,964	$10,003	$10,191
7/31/2015	$9,931	$11,194	$10,002	$10,262
8/31/2015	$9,915	$10,519	$10,004	$10,247
9/30/2015	$9,799	$10,258	$10,004	$10,316
10/31/2015	$9,892	$11,124	$10,003	$10,318
11/30/2015	$9,908	$11,157	$10,004	$10,291
12/31/2015	$9,968	$10,981	$10,007	$10,258
1/31/2016	$10,023	$10,436	$10,007	$10,399
2/29/2016	$10,071	$10,422	$10,010	$10,473
3/31/2016	$10,127	$11,129	$10,015	$10,569
4/30/2016	$10,103	$11,172	$10,017	$10,609
5/31/2016	$10,166	$11,372	$10,018	$10,612
6/30/2016	$10,159	$11,402	$10,022	$10,803
7/31/2016	$10,166	$11,822	$10,025	$10,871
8/31/2016	$10,182	$11,839	$10,026	$10,859
9/30/2016	$10,238	$11,841	$10,031	$10,852
10/31/2016	$10,151	$11,625	$10,034	$10,769
11/30/2016	$10,238	$12,056	$10,036	$10,514
12/31/2016	$10,296	$12,294	$10,040	$10,529
1/31/2017	$10,312	$12,527	$10,044	$10,550
2/28/2017	$10,352	$13,025	$10,048	$10,621
3/31/2017	$10,400	$13,040	$10,050	$10,615
4/30/2017	$10,441	$13,174	$10,057	$10,697
5/31/2017	$10,489	$13,359	$10,062	$10,779
6/30/2017	$10,529	$13,442	$10,070	$10,769
7/31/2017	$10,521	$13,719	$10,079	$10,815
8/31/2017	$10,553	$13,761	$10,088	$10,912
9/30/2017	$10,553	$14,045	$10,097	$10,860
10/31/2017	$10,609	$14,372	$10,106	$10,866
11/30/2017	$10,489	$14,813	$10,115	$10,852
12/31/2017	$10,561	$14,978	$10,125	$10,902
1/31/2018	$10,602	$15,836	$10,138	$10,777
2/28/2018	$10,677	$15,252	$10,147	$10,674
3/31/2018	$10,553	$14,864	$10,161	$10,743
4/30/2018	$10,453	$14,921	$10,175	$10,663
5/31/2018	$10,511	$15,281	$10,191	$10,739
6/30/2018	$10,553	$15,375	$10,207	$10,726
7/31/2018	$10,519	$15,947	$10,224	$10,728
8/31/2018	$10,536	$16,466	$10,242	$10,797
9/30/2018	$10,594	$16,560	$10,257	$10,728
10/31/2018	$10,611	$15,428	$10,276	$10,643
11/30/2018	$10,719	$15,743	$10,297	$10,707
12/31/2018	$10,781	$14,321	$10,316	$10,903
1/31/2019	$10,832	$15,469	$10,336	$11,019
2/28/2019	$10,849	$15,966	$10,354	$11,013
3/31/2019	$10,883	$16,276	$10,377	$11,224
4/30/2019	$10,976	$16,935	$10,397	$11,227
5/31/2019	$10,925	$15,859	$10,421	$11,426
6/30/2019	$10,916	$16,976	$10,443	$11,570
7/31/2019	$11,001	$17,220	$10,463	$11,595
8/31/2019	$11,018	$16,948	$10,484	$11,896
9/30/2019	$11,027	$17,265	$10,503	$11,833
10/31/2019	$11,077	$17,639	$10,523	$11,868
11/30/2019	$11,120	$18,279	$10,536	$11,862
12/31/2019	$11,166	$18,831	$10,551	$11,854
1/31/2020	$11,209	$18,823	$10,565	$12,082
2/29/2020	$11,166	$17,274	$10,581	$12,299
3/31/2020	$10,846	$15,140	$10,611	$12,227
4/30/2020	$11,226	$17,081	$10,612	$12,444
5/31/2020	$11,252	$17,895	$10,612	$12,502
6/30/2020	$11,244	$18,250	$10,614	$12,581
7/31/2020	$11,330	$19,279	$10,616	$12,769
8/31/2020	$11,391	$20,665	$10,617	$12,666
9/30/2020	$11,417	$19,880	$10,618	$12,659
10/31/2020	$11,486	$19,351	$10,619	$12,602
11/30/2020	$11,616	$21,470	$10,620	$12,726
12/31/2020	$11,774	$22,295	$10,621	$12,744
1/31/2021	$11,885	$22,070	$10,622	$12,652
2/28/2021	$11,885	$22,679	$10,623	$12,470
3/31/2021	$11,950	$23,672	$10,624	$12,314
4/30/2021	$12,061	$24,935	$10,624	$12,411
5/31/2021	$12,107	$25,109	$10,624	$12,452
6/30/2021	$12,015	$25,696	$10,624	$12,539
7/31/2021	$11,765	$26,306	$10,624	$12,679
8/31/2021	$11,839	$27,106	$10,625	$12,655
9/30/2021	$11,894	$25,845	$10,625	$12,546
10/31/2021	$11,931	$27,656	$10,625	$12,542
11/30/2021	$11,765	$27,464	$10,626	$12,579
12/31/2021	$11,875	$28,695	$10,627	$12,547
1/31/2022	$11,735	$27,210	$10,626	$12,277
2/28/2022	$11,754	$26,395	$10,627	$12,140
3/31/2022	$11,828	$27,375	$10,631	$11,803
4/30/2022	$11,754	$24,988	$10,632	$11,355
5/31/2022	$11,651	$25,034	$10,639	$11,428
6/30/2022	$11,484	$22,968	$10,642	$11,249
7/31/2022	$11,651	$25,085	$10,647	$11,523
8/31/2022	$11,707	$24,062	$10,664	$11,198
9/30/2022	$11,614	$21,846	$10,691	$10,714
10/31/2022	$11,819	$23,615	$10,708	$10,575
11/30/2022	$11,698	$24,935	$10,742	$10,964
12/31/2022	$11,759	$23,498	$10,781	$10,915
1/31/2023	$11,779	$24,975	$10,815	$11,251
2/28/2023	$11,750	$24,365	$10,850	$10,960
3/31/2023	$11,779	$25,260	$10,897	$11,238
4/30/2023	$11,788	$25,654	$10,931	$11,306
5/31/2023	$11,528	$25,766	$10,974	$11,183
6/30/2023	$11,711	$27,468	$11,024	$11,143
7/31/2023	$11,885	$28,350	$11,068	$11,135
8/31/2023	$12,011	$27,899	$11,118	$11,064
9/30/2023	$12,039	$26,569	$11,169	$10,783
10/31/2023	$11,982	$26,010	$11,219	$10,613
11/30/2023	$12,281	$28,386	$11,269	$11,094
12/31/2023	$12,450	$29,675	$11,322	$11,518
1/31/2024	$12,381	$30,174	$11,370	$11,487
2/29/2024	$12,381	$31,785	$11,417	$11,324
3/31/2024	$12,568	$32,808	$11,468	$11,429
4/30/2024	$12,342	$31,468	$11,517	$11,140
5/31/2024	$12,391	$33,028	$11,572	$11,329

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	7.49%	2.55%	2.42%
Class A (After Sales Charges)	4.51%	2.03%	2.17%
S&P 500® Index	28.19%	15.80%	12.69%
ICE BofA U.S. 3-Month Treasury Bill Index	5.45%	2.12%	1.47%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%

AssetsNet	$ 938,998,873
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 10,257,507
InvestmentCompanyPortfolioTurnover	230.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$938,998,873
Number of Portfolio Holdings	99
Total Advisory Fees Paid	$10,257,507
Portfolio Turnover Rate	230%

Holdings [Text Block]

Sector Weighting (%)

Value	Value
Consumer, Non-cyclical	30.10%
Technology	18.83%
Energy	12.91%
Telecommunication Services	11.14%
Funds	6.12%
Financials	4.80%
Materials	4.56%
Consumer, Cyclical	4.18%
Industrials	4.17%
Utilities	3.19%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund since May 31, 2023.